BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 275,162	$ 118,066
Prepaid expenses (Note 8 and 9)	25,000	25,000
Total current assets	300,162	143,066
Mineral property options (Note 3)	1,226,676	60,000
TOTAL ASSETS	1,526,838	203,066	0
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	63,399	21,457	7,491
Current portion of promissory note (Note 6)	189,853	0
Accrued expenses - related party (Note 8 and 9)	17,086	647	10,078
Total Current Liabilities	270,338	22,104	17,569
Promissory note (Note 6)	967,703	0
Total Liabilities	1,238,041	22,104	17,569
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 3,700,000,000 shares authorized at par value of $0.0001, 51,621,000 (December 31, 2011 - 49,737,000; December 31, 2010 - 190,587,000) shares issued and outstanding (Note 4)	5,162	4,974	19,059
Additional paid-in capital	4,184,778	1,206,184	38,891
Deficit accumulated during the exploration stage	(3,901,143)	(1,030,196)	(75,519)
Total Stockholders' Equity	288,797	180,962	(17,569)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,526,838	$ 203,066	$ 0